SUBSEQUENT EVENT	4 Months Ended	9 Months Ended
	Jan. 31, 2015	Jun. 30, 2015
Subsequent Events [Abstract]
Subsequent Events [Text Block]
8. Subsequent Events

On February 1, 2015, RMR, IP entered into a management services agreement with Industrial Management LLC (“IM”), to provide services to RMR, IP and affiliated entities, which include assistance in operational and administrative matters, identifying, analyzing, and structuring growth initiatives, and potential strategic acquisitions. As compensation for these services, RMR, IP will pay to IM an annual cash management fee in an amount equal to the greater of 2% of the Company’s annual gross revenues or $1,000,000, and a development fee with respect to any capital project incurred by RMR IP equal to 2% of total project costs. In addition, IM has the option to be assigned all available royalties from RMR IP’s mineral holdings, leases or interests greater than 75% of net revenue interests for all mineral rights or production of minerals. At IM’s sole discretion, it may choose to accept a preferred convertible security with a 15% dividend accruing quarterly in lieu of cash for some or all of the annual management fee, development fee and royalty assignments. Such preferred convertible securities shall be convertible into either Class A Common Stock or Class B Common Stock (as applicable) at a conversion price equal to fifty percent of the market price of the applicable Class B Common Stock on the day prior to the date of issuance. In addition, these preferred convertible securities are callable for a cash, for a period of six months following the date of issuance; provided, however, that if called, IM shall have the option to convert the called preferred stock into either Class A Common Stock or Class B Common Stock (as applicable) at a conversion price equal to sixty-six and two thirds percent of the market price of the applicable Class B Common Stock on the business day immediately preceding the issuance date of preferred stock, and will include a blocker provision. In connection with the management services agreement with IM, RMR IP entered into a registration rights agreement which requires RMR IP to register for resale any securities issued as consideration under the management services agreement.

On February 27, 2015 (the “Closing Date”), the Company RMR Industrials, Inc. (“RMRI”), a Nevada corporation, entered into and consummated a merger transaction pursuant to an Agreement and Plan of Merger dated February 27, 2015 (the “Merger Agreement”) by and among the Company, RMR Industrials, Inc. (“RMRI”), a Nevada corporation and OLYB Acquisition Corporation, a Nevada corporation and wholly owned subsidiary of RMRI (“Merger Sub”). In accordance with the terms of Merger Agreement, on the Closing Date, Merger Sub merged with and into the Company (the “Merger”), with the Company surviving the Merger as our wholly owned subsidiary. The Merger Agreement is among entities under common control and includes customary representations, warranties and covenants made by the Company, Merger Sub and RMR IP as of specific dates. For financial reporting purposes, the Merger represents a “reverse merger” rather than a business combination and the Company is deemed to be the accounting acquirer in the transaction.

On February 26, 2015, the Company’s 2015 Equity Incentive Plan (the “Plan”) has been approved and adopted by the Company.

NOTE G – SUBSEQUENT EVENT On July 1, 2015, the Company filed its Form S-1 Registration Statement to issue new shares of Class B Common Stock.